SCHEDULE OF GEOGRAPHIC REVENUE (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue
Revenue	$ 1,899,039	$ 2,370,115	$ 3,500,525	$ 4,414,677
CANADA
Revenue
Revenue	1,899,039	2,136,047	3,491,133	4,052,431
UNITED STATES
Revenue
Revenue		$ 234,068	$ 9,392	$ 362,246